RELATED PARTY TRANSACTIONS (Details Narrative) - Since February 1, 2016 [Member] - Cooperation partnership with JJ Explorer [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Payment for service fee	$ 1,923	$ 0
Right of use assets, term to develop web and mobile application platforms	5 years		5 years
Directors salary payment	$ 1,346	$ 0
Related Party Transaction, Terms and Manner of Settlement	JJ Explorer agreed to extend the term for an additional 5 years up January 31, 2026		JJ Explorer agreed to extend the term of additional 5 years up January 31, 2026
Service Fee			$ 13,481	$ 2,707
Salary, Directors			$ 10,785	$ 2,707
Related Party Share In Net Earnings			50.00%